Interest and Financing Service Fee on Loans	12 Months Ended
Dec. 31, 2019
Interest and Fee Income, Loans, Commercial [Abstract]
INTEREST AND FINANCING SERVICE FEE ON LOANS
19.	INTEREST AND FINANCING SERVICE FEE ON LOANS

Interest and financing service fees on loans, which include financing service fee on loans, are recognized in the consolidated statements of comprehensive income using the effective interest method. Interest income on loans which is recognized with contractual interest rate were RMB3,154,190,318, RMB4,150,727,434 and RMB2,906,171,249 for the year ended December 31, 2017, 2018 and 2019, respectively. Financing service fee on loans, are deferred and amortized over the contractual life of the related loans utilizing the effective interest method. Financing service fee on loans were RMB251,920,274, RMB128,092,934 and RMB47,309,748 for the year ended December 31, 2017, 2018 and 2019, respectively.

Interest and fees income and costs from original model and new collaboration model for the year ended December 31, 2019 are listed as below:

	Year ended December 31, 2019
	original model	collaboration model	Total
	RMB	RMB	RMB
Interest and financing service fee on loans	2,486,763,260	466,717,737	2,953,480,997
Interests on deposits with banks	10,410,614	6,269,884	16,680,498
Interest expense on interest-bearing borrowings	(1,120,563,910)	(189,271,789)	(1,309,835,699)
Net interest and fees income	1,376,609,964	283,715,832	1,660,325,796
Collaboration cost for sales partners	-	(174,042,054)	(174,042,054)
Net interest and fees income after collaboration cost	1,376,609,964	109,673,778	1,486,283,742
Provision for credit losses	(316,039,450)	(46,695,709)	(362,735,159)
Net interest and fees income after provision for credit losses	1,060,570,514	62,978,069	1,123,548,583